Intangible assets, net	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
Note 7: - Intangible assets, net

The gross carrying amount of intangible assets net of impairment, net consisted of the following as of:

	December 31,
	2023	2022
Developed technology	$15,778	$15,778
Capitalized internal-use software	5,842	5,842
Customer relationships	4,335	4,335
Creative relationships	4,252	4,252
Trade name	2,035	2,035
Courses	950	890
Workforce	1,250	1,250
	34,442	34,382
Less: Accumulated amortization and impairment	(23,720)	(19,612)
Net carrying amount	$10,722	$14,770

In connection with internal-use software, the Company capitalized $0, $953 and $1,261 for the years ended December 31, 2023, 2022 and 2021, respectively. The capitalized amount included share-based compensation of $0, $274 and $247 for the years ended December 31, 2023, 2022 and 2021, respectively.

Amortization expenses amounted to $4,108, $8,153 and $5,137 for the years ended December 31, 2023, 2022 and 2021, respectively.

During the year ended December 31, 2022 Creative Live acquired additional courses in the amount of $175.

The estimated future amortization of intangible assets as of December 31, 2023 was as follows:

2024	$2,426
2025	2,057
2026	1,909
2027	1,883
2028 and thereafter	2,447
$10,722